Prepaid Expenses	12 Months Ended	6 Months Ended
	Sep. 30, 2012 Audited	Mar. 31, 2013 Unaudited
Notes
Prepaid Expenses	Note 4: Prepaid Expenses Prepaid expenses of $50,000 are for legal fees and $1,250 for rent.	Note 5: Prepaid Expenses Prepaid expenses consist of $30,000 legal fees, $837 for insurance, $300 for rent, and $10,361 of security deposits.